SEGMENT INFORMATION (Schedule of Segment Assets and Segment Liabilities by Geographical Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets and liabilities
Segment assets	$ 94,052	$ 52,253
Unallocated assets:
Income tax assets (current and deferred)	4,071	3,491
Cash and cash equivalents and short-term investments	5,167	3,691	$ 6,578	$ 25,910
Total assets as reported in the Group balance sheet	103,290	59,435
Segment liabilities	133,546	80,805
Unallocated liabilities:
Income tax liabilities (current and deferred)	4,925	2,579
Total liabilities as reported in the Group balance sheet	138,471	83,384
America [Member]
Assets and liabilities
Segment assets	32,798	26,230
Unallocated assets:
Segment liabilities	84,863	49,398
Ireland [Member]
Assets and liabilities
Segment assets	61,254	26,023
Unallocated assets:
Segment liabilities	48,621	31,387
Other Countries [Member]
Assets and liabilities
Segment assets	0	0
Unallocated assets:
Segment liabilities	$ 62	$ 20